Document and Entity Information	May 12, 2026
Cover [Abstract]
Entity Registrant Name	AMERICAN ELECTRIC POWER CO INC
Amendment Flag	false
Entity Central Index Key	0000004904
Document Type	8-K
Document Period End Date	May 12, 2026
Entity Incorporation State Country Code	NY
Entity File Number	1-3525
Entity Tax Identification Number	13-4922640
Entity Address, Address Line One	1 Riverside Plaza
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43215
City Area Code	(614)
Local Phone Number	716-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $6.50 par value
Trading Symbol	AEP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false